Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
Description of the Plan
2.
Description of the Plan

The following description of the Plan provides only general information. Participants should refer to the plan document or the summary plan description for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan providing eligible employees of the Company an opportunity to participate in an individual savings and investment program providing tax-deferred savings or tax-free growth. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974. Fidelity Management Trust Company (Fidelity) is the Plan’s trustee and recordkeeper. The Company serves as the Plan Administrator.

Employees are eligible to enroll in the Plan as soon as administratively possible upon hire. Participants may elect to contribute basic contributions as defined in the Plan document as the first 6% of their base pay, subject to applicable Internal Revenue Code (the Code) limitations on allowable compensation. The Company begins to match the participants’ annual basic contributions as soon as administratively possible upon hire, regardless of the type of contribution (before-tax, after-tax or Roth). The amount of the Company’s match is equal to 100% for the first percent of basic contributions and 50% of the next 5% of basic contributions. The match is credited to participant accounts each pay period. Certain participants are not eligible for the Company’s contributions, as defined by the Plan.

Certain participants may also elect to make additional supplemental contributions, which are not considered for purposes of computing the Company’s match. A participant’s before-tax combined basic and supplemental contributions may not exceed the lesser of 25% of that participant’s base pay or $70,000 for 2025. Participants age 50 or older may make additional before-tax contributions that are not subject to the 25% Plan limit.

Unless an affirmative election as defined by the Plan is made, employees are automatically enrolled in the Plan and deemed to have elected to contribute 3% of base pay. The 3% contribution increases by 1% on the second January 1 after automatic enrollment begins and every January 1 thereafter until the before-tax contribution reaches 7% of base pay. Participants may make an affirmative election at any time to contribute a different amount.

Martin Marietta Savings and Investment Plan

Notes to Financial Statements (continued)

Contributions are automatically invested in a target date fund that is closest to the date the participant attains age 65, unless otherwise designated by the participant. The target date funds seek to provide investors with an appropriate level of risk and return by investing in a mix of stocks, bonds and cash. The allocation is adjusted to become more conservative (investing more in bonds and cash) as the target date approaches and the participant begins to use the funds on or around the target date. At target date, some exposure to equities is retained to continue to provide investment returns during retirement.

The Plan provides the option of making after-tax contributions up to 17% of base pay to the Plan, in addition to, or in lieu of, before-tax contributions. However, the combined amount of after-tax and before-tax contributions cannot exceed a total of 25% of base pay, subject to certain restrictions for highly compensated employees.

The Plan also provides the option for Roth 401(k) contributions. Under this option, a participant pays the federal and state income taxes on the amount contributed at the time of contribution. Any earnings on Roth 401(k) contributions are not taxed as long as the participant’s distribution is a qualified distribution. A participant’s Roth 401(k) contributions are subject to the same limits as regular before-tax basic and supplemental contributions. Additionally, the combined amount of before-tax, after-tax and Roth 401(k) contributions cannot exceed a total of 25% of base pay, subject to certain restrictions for highly compensated employees.

Participants may change the overall percentage of their contributions in 1% increments and may change investment elections for future before-tax, after-tax, Roth 401(k) and matching contributions. In addition, participants may change the investment mix of the accumulated value of prior contributions among the investment options daily. The Plan also allows for spot transfers in which a specific dollar amount may be transferred from one investment option to another.

Martin Marietta Savings and Investment Plan

Notes to Financial Statements (continued)

Plan Merger

Effective December 31, 2025, the Premier Magnesia LLC Savings and Profit Sharing Plan (the Premier Plan) merged into the Plan. Total assets transferred into the Plan from the Premier Plan were approximately $35,187,000.

Investment Options

Participants direct the investment of their accounts into the following investment options offered by the Plan: BlackRock LifePath® Portfolios Class O; BlackRock Equity Index Fund J; BlackRock Mid Cap Equity Index Fund M; BlackRock Russell 2000 Index Fund M; BlackRock US Debt Index Fund M; Galliard Stable Return Fund E; Fidelity Government Money Market Fund Class K6; Harbor Capital Appreciation CIT Class R; Dodge & Cox Income Fund Class X; Vanguard International Growth Fund Admiral Shares; Vanguard Explorer Fund Admiral Shares; American Funds Washington Mutual Investors Fund Class R-6; iShares MSCI Europe, Australasia and Far East (EAFE®) International Index Fund Class K; Galliard Retirement Income Fund Class F35. Contributions, allocations and transfers to Martin Marietta Materials, Inc. Common Stock are no longer an option.

Participant Accounts

Each participant’s account is credited with the participant’s and Company’s contributions and allocations of earnings. The participant’s account is charged with benefit payments, transaction fees related to notes receivable from participants and distributions, and an allocation of gains and losses and administrative expenses. Allocations are based on participant account balances or equally across participant accounts, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately 100% vested in the value of their accounts plus actual earnings thereon, including Company contributions.

Notes Receivable from Participants

The Plan provides for certain participants to borrow from their own investment accounts. All loans must meet specific terms and conditions of the Plan and are subject to applicable regulations of the Code. The minimum loan amount is $1,000. The maximum loan is the lesser of 50% of the total vested account balance or $50,000 minus the highest outstanding loan balance from the past 12 months. Personal loans are available to participants in terms of up to 5 years, and primary residence loans are available for terms of up to 15 years. Such loans bear interest at a fixed rate, established upon loan request, which is equal to the Reuters prime rate plus 1%.

Martin Marietta Savings and Investment Plan

Notes to Financial Statements (continued)

All loans are due in full immediately upon termination of employment unless the borrower makes a timely election, under such procedures as the Plan Administrator may prescribe, to continue to make loan repayments by electronic funds transfer. In addition, the Plan provides for in-service withdrawals to participants that meet specific conditions of financial hardship, as defined in the Plan and in accordance with current specific regulations under the Code. Participants who are still working at the age of 59½ may qualify for special withdrawal rights and privileges as defined in the Plan. At December 31, 2025, interest rates on participant loans outstanding ranged from 4.00% to 10.00%. Principal and interest are repaid ratably through payroll deductions.

Payment of Benefits

Upon separation from the Company due to death, disability, termination or retirement, participants may receive the full current value of their contributions and the Company’s contributions in either a lump-sum payment or various installment options as provided by the Plan. Amounts contributed on a before-tax basis may be withdrawn, without penalty, only upon demonstration of financial hardship, disability, or after the participant reaches age 59½ years. Participants eligible to receive a distribution from the Plan may elect a lump-sum payment or annual, semi-annual, quarterly or monthly installments over a period elected by the participants (subject to the Code’s required minimum distribution rules). The accounts of participants who receive installment payments remain invested in the funds indicated by the participant.

Plan Termination

Although the Company expects to continue the Plan indefinitely, the Board of Directors of the Company may terminate the Plan for any reason at any time. If the Plan is terminated, each participant or former participant shall receive a payment equal to the value of the participant's account.